Average Annual Total Returns - Brandes Small Cap Value Fund	A 1 Year	A 5 Year	A 10 Year	I 1 Year	I 5 Year	I 10 Year	I Return After Taxes on Distributions 1 Year	I Return After Taxes on Distributions 5 Year	I Return After Taxes on Distributions 10 Year	I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I Return After Taxes on Distributions and Sale of Fund Shares 5 Year	I Return After Taxes on Distributions and Sale of Fund Shares 10 Year	R6 1 Year	R6 5 Year	R6 10 Year	Russell 2000 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000 Index (reflects no deduction for fees, expenses or taxes) 5 Year	Russell 2000 Index (reflects no deduction for fees, expenses or taxes) 10 Year
Total	13.26%	9.12%	10.08%	20.38%	10.69%	11.03%	19.74%	9.89%	10.63%	12.31%	8.19%	9.01%	20.81%	9.26%	10.31%	19.96%	13.26%	11.20%